UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-10359
Morgan Stanley Mid-Cap Value Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid-Cap Value Fund

Portfolio of Investments November 30, 2004 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (93.8%)
	Advertising/Marketing Services (3.2%)
312,040	Valassis Communications, Inc.*	$10,593,758

	Aerospace & Defense (2.9%)
304,226	Goodrich Corp.	9,659,176

	Airlines (1.9%)
415,200	Southwest Airlines Co.	6,531,096

	Auto Parts: O.E.M. (2.1%)
91,200	Magna International, Inc. (Class A) (Canada)	7,216,656

	Chemicals: Specialty (3.8%)
449,190	Lyondell Chemical Co.	12,604,271

	Containers/Packaging (1.0%)
57,120	Temple-Inland, Inc.	3,403,781

	Contract Drilling (2.1%)
179,170	Transocean, Inc. (Cayman Islands)*	7,215,176

	Data Processing Services (3.2%)
671,376	BISYS Group, Inc. (The)*	10,748,730

	Electric Utilities (8.2%)
96,020	Allegheny Energy, Inc.*	1,837,823
151,000	Constellation Energy Group	6,598,700
200,996	Edison International	6,411,772
142,470	Pinnacle West Capital Corp.	6,297,174
187,780	Wisconsin Energy Corp.	6,247,441
		27,392,910
	Electrical Products (3.3%)
227,140	Hubbell, Inc. (Class B)	11,039,004

	Electronic Production Equipment (2.0%)
481,800	Cadence Design Systems, Inc.*	6,619,932

	Engineering & Construction (2.5%)
163,500	Fluor Corp.	8,485,650

	Financial Conglomerates (2.0%)
347,340	Conseco, Inc.*	6,595,987

	Financial Publishing/Services (0.2%)
24,080	Equifax, Inc.	665,090

	Home Furnishings (0.5%)
74,450	Newell Rubbermaid, Inc.	1,718,306

	Hotels/Resorts/Cruiselines (1.8%)
116,330	Starwood Hotels & Resorts Worldwide, Inc.	6,082,896

	Household/Personal Care (2.5%)
209,740	International Flavors & Fragrances, Inc.	8,494,470

	Information Technology Services (1.5%)
587,026	BearingPoint, Inc.*	5,107,126

	Integrated Oil (1.6%)
59,100	Amerada Hess Corp.	5,251,035

	Investment Banks/Brokers (2.0%)
169,780	Edwards (A.G.), Inc.	6,638,398

	Investment Trusts/Mutual Funds (1.9%)
46,500	Regional Bank HOLDRs Trust	6,439,320

	Medical Specialties (6.7%)
454,120	Applera Corp. - Applied Biosystems Group	9,309,460
101,620	Bausch & Lomb, Inc.	5,983,386
262,050	Pall Corp.	7,098,934
		22,391,780
	Miscellaneous Commercial Services (1.7%)
245,160	Sabre Holdings Corp. (Class A)	5,658,293

	Multi-Line Insurance (1.6%)
289,630	Horace Mann Educators Corp.	5,502,970

	Oil & Gas Pipelines (2.2%)
700,800	El Paso Corp.	7,316,352

	Oil Refining/Marketing (1.5%)
110,318	Valero Energy Corp.	5,161,779

	Personnel Services (2.4%)
167,229	Manpower, Inc.	8,088,867

	Pharmaceuticals: Generic Drugs (2.3%)
17,889	Mylan Laboratories, Inc.	324,864
254,910	Watson Pharmaceuticals, Inc.*	7,405,136
		7,730,000
	Property - Casualty Insurers (1.7%)
144,790	ACE Ltd. (Cayman Islands)	5,852,412

	Publishing: Books/Magazines (2.6%)
262,330	Scholastic Corp.*	8,641,150

	Real Estate Investment Trusts (4.1%)
200,800	General Growth Properties, Inc.	6,889,448
115,000	Macerich Co. (The)	6,985,100
		13,874,548
	Regional Banks (1.6%)
111,400	Northern Trust Corp.	5,240,256

	Restaurants (1.0%)
122,880	Darden Restaurants, Inc.	3,349,709

	Savings Banks (3.0%)
454,490	Sovereign Bancorp, Inc.	9,930,607

	Semiconductors (1.4%)
214,150	Advanced Micro Devices, Inc.*	4,557,112

	Services to the Health Industry (1.6%)
234,030	IMS Health, Inc.	5,282,057

	Specialty Insurance (4.3%)
219,280	Assurant, Inc.	6,578,400
192,380	PMI Group, Inc. (The)	7,922,208
		14,500,608
	Specialty Stores (3.9%)
253,950	Linens ‘N Things, Inc.*	6,308,118
421,290	Office Depot, Inc.*	6,909,156
		13,217,274
	TOTAL COMMON STOCKS
	(Cost $ 273,213,724)	314,798,542

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (5.3%)
	REPURCHASE AGREEMENT
$17,813	Joint repurchase agreement account 2.06% due 12/01/04 (dated 11/30/04; proceeds $ 17,814,019) (a) (Cost $ 17,813,000)		17,813,000

	TOTAL INVESTMENTS
	(Cost $ 291,026,724) (b)	99.1%	$332,611,542
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	2,903,795
	NET ASSETS	100.0%	$335,515,337

 *                                      Non-income producing security.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 46,748,820, and the aggregate gross unrealized depreciation is $ 5,164,004, resulting in net unrealized appreciation of $ 41,584,816.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005